Other Operating Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Operating Income [Line Items]
Other operating income	£ 340	£ 432	£ 722
Gains arising from sale and leaseback transactions	34	15
Brand names
Other Operating Income [Line Items]
Gains on disposals of non-current assets	28	85	27
Brazil
Other Operating Income [Line Items]
Excise income on social contributions		150
Tax credit other than income tax credits		£ 19	472
Decrease in contingent consideration asset (liability)			78
Social contribution claims sold to financial institutions			£ 38
United States
Other Operating Income [Line Items]
Gains on litigation settlements	£ 132